Accounting Policies - Summary of Significant Assumptions Used in the Group's Impairment Assessments (FVLCOD calculations) (Detail)	12 Months Ended
	Dec. 31, 2017 $ / oz $ / oz R / kg R / oz Exchange_Rate oz	Dec. 31, 2016 $ / oz $ / oz R / kg R / oz Exchange_Rate oz
Disclosure of changes in accounting estimates [line items]
Resource value per ounce	17.0	60.0
US Dollars [member]
Disclosure of changes in accounting estimates [line items]
Gold price	1,300	1,300
Rand [member]
Disclosure of changes in accounting estimates [line items]
Gold price | R / kg	525,000	600,000
Resource value per ounce	17	60
Real discount rates	13.50%	13.50%
Inflation rate	5.50%	5.50%
Australia, Dollars [member]
Disclosure of changes in accounting estimates [line items]
Resource value per ounce	293	60
Real discount rates	3.80%	3.80%
Ghanaian cedi [Member]
Disclosure of changes in accounting estimates [line items]
Resource value per ounce	41	60
Real discount rates	9.70%	9.70%
Peru, Nuevos Soles [Member]
Disclosure of changes in accounting estimates [line items]
Resource value per ounce	41	60
Real discount rates	4.80%	4.80%
Year 1 [Member] | US Dollars [member]
Disclosure of changes in accounting estimates [line items]
Gold price	1,200	1,100
Copper price per tonne | oz	5,512	5,512
Year 1 [Member] | Rand [member]
Disclosure of changes in accounting estimates [line items]
Gold price | R / oz	525,000	500,000
Long-term exchange rates | Exchange_Rate	13.61	14.14
Year 1 [Member] | Australia, Dollars [member]
Disclosure of changes in accounting estimates [line items]
Gold price	1,600	1,500
Long-term exchange rates | Exchange_Rate	0.75	0.73
Year 2 [Member] | US Dollars [member]
Disclosure of changes in accounting estimates [line items]
Gold price	1,300	1,200
Copper price per tonne | oz	6,171	5,512
Year 2 [Member] | Rand [member]
Disclosure of changes in accounting estimates [line items]
Gold price | R / oz	525,000	550,000
Long-term exchange rates | Exchange_Rate	13.16	14.26
Year 2 [Member] | Australia, Dollars [member]
Disclosure of changes in accounting estimates [line items]
Gold price	1,700	1,600
Long-term exchange rates | Exchange_Rate	0.76	0.75
Year 3 [Member] | US Dollars [member]
Disclosure of changes in accounting estimates [line items]
Gold price	1,300	1,300
Copper price per tonne | oz	6,171	6,171
Year 3 [Member] | Rand [member]
Disclosure of changes in accounting estimates [line items]
Gold price | R / oz	525,000	600,000
Long-term exchange rates | Exchange_Rate	13.16	14.36
Year 3 [Member] | Australia, Dollars [member]
Disclosure of changes in accounting estimates [line items]
Gold price	1,700	1,700
Long-term exchange rates | Exchange_Rate	0.76	0.76